Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share
in	2018	2017		2016
Basic net income/(loss) attributable to shareholders (CHF million)
Net income/(loss) attributable to shareholders for basic earnings per share	2,024	(983)		(2,710)
Net income/(loss) attributable to shareholders for diluted earnings per share	2,024	(983)		(2,710)
Weighted-average shares outstanding (million)
For basic earnings per share available for common shares	2,574.2	2,413.8		2,136.8
Dilutive share options and warrants	3.0	0.0		0.0
Dilutive share awards	53.8	0.0		0.0
For diluted earnings per share available for common shares [1]	2,631.0	2,413.8	[2]	2,136.8	[2]
Earnings/(loss) per share available for common shares (CHF)
Basic earnings/(loss) per share available for common shares	0.79	(0.41)		(1.27)
Diluted earnings/(loss) per share available for common shares	0.77	(0.41)		(1.27)
1
Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 8.7 million, 9.8 million and 11.3 million for 2018, 2017 and 2016, respectively.

2
Due to the net losses in 2017 and 2016, 2.9 million and 3.2 million, respectively, of weighted-average share options and warrants outstanding and 57.7 million and 54.6 million, respectively, of weighted-average share awards outstanding were excluded from the diluted earnings per share calculation, as the effect would be antidilutive.